Shareholder Report, Holdings (Details) - Parvin Hedged Equity Solari World Fund	Nov. 30, 2025
Fidelity Institutional Money Market [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%
Hecla Mining Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Agnico Eagle Mines [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
O R Royalties [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
Endeavour Silver Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Silver Corp Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
Royal Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
Sand P 500 E F T Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Calavo Growers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Grupo Aeroportuario [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.33%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
Put Option [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Real Estate Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.07%
AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.53%
BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.46%
CANADA
Holdings [Line Items]
Percent of Total Investments	20.99%
DENMARK
Holdings [Line Items]
Percent of Total Investments	2.29%
GREECE
Holdings [Line Items]
Percent of Total Investments	2.10%
MEXICO
Holdings [Line Items]
Percent of Total Investments	2.69%
NORWAY
Holdings [Line Items]
Percent of Total Investments	2.17%
KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.12%
RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Total Investments	0.00%
SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.55%
TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.77%
UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.79%
UNITED STATES
Holdings [Line Items]
Percent of Total Investments	40.47%